11. Related Party Transactions (Details Narrative March 2016) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Due to related party	$ 152,529		$ 395,000	$ 395,000
Payments to related parties	242,471	$ 0	0	286,124
SynBio LLC [Member]
Due to related party	157,952		$ 395,000
Payments to related parties				$ 286,124
Creditors of Kevelt [Member]
Payments to related parties	$ 237,048
Serum Institute of India Ltd [Member]
Ownership percentage by noncontrolling owners	8.50%	9.40%
SynBio LLC [Member]
Ownership percentage by noncontrolling owners	36.30%	40.30%
Baxalta [Member]
Ownership percentage by noncontrolling owners	8.00%	8.90%